SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Customer relationships
Intangible assets
Estimated useful life	3 years 10 months 20 days
Software
Intangible assets
Estimated useful life	4 years 1 month 2 days
Software Development | Minimum
Intangible assets
Estimated useful life	3 years
Software Development | Maximum
Intangible assets
Estimated useful life	5 years